Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

M360 CRE-CLO SubREIT, LLC (the “Company”) Credit Suisse Securities (USA) LLC

Credit Suisse Commercial Mortgage Securities Corp. (together, the “Specified Parties”)

Re: M360 2021-CRE3, Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “M360 2021-CRE3 Accounting Tape (v9.10).xlsx” provided by the Company on September 10, 2021, containing information on 42 mortgage assets and 43 related mortgaged properties as of September 10, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by M360 2021-CRE3, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means September 1, 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures for and are listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodologies” means the formula listed in the Calculation Methodologies field of the Attachment B containing the Calculation Methodologies for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.1000% which we were instructed to use by the Company where applicable in the Calculation Methodologies.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.
•	The term “Provided Information” means the Loan Files, Calculation Methodologies, Cut-off Date, Assumed LIBOR and the Instructions.
•	Prior to being provided the Data File, we received one or more preliminary data files on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information contained in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan Files document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodologies, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information indicated in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information or instructions provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
September 10, 2021

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Asset Number	Provided by the Company
Mortgage Asset Type	Promissory Note/Loan Agreement
Number of Properties	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
County	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy (%)	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Related Borrower	Guaranties
Mortgage Loan Cut-off Date Commitment ($)	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Asset Origination Date Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust
Future Funding Advance Conditions	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Asset Cut-Off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Servicing Report

Attribute	Source Document(s)
Mortgage Note Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust
Payment Day	Promissory Note/Loan Agreement/Deed of Trust
Initial Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Requirements	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (months)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Spread Step Up	Promissory Note/Loan Agreement/Deed of Trust
First Extension Spread	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (months)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Spread Step Up	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Spread	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (months)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Spread Step Up	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Spread	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee %	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee ($)	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Asset Gross Margin	Promissory Note/Loan Agreement/Deed of Trust
LIBOR rounding methodology	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document(s)
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Floor	LIBOR Cap Confirmation
LIBOR Cap	Bloomberg Rating
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	LIBOR Cap Confirmation
LIBOR Cap Expiration Date	Promissory Note/Loan Agreement/Deed of Trust
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Call Protection (Cut-off Date)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent Period	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Third Most Recent Revenues ($)	Company Underwritten Cash Flow Statement
Third Most Recent Expenses ($)	Company Underwritten Cash Flow Statement
Third Most Recent NOI ($)	Company Underwritten Cash Flow Statement
Third Most Recent NCF ($)	Company Underwritten Cash Flow Statement
Second Most Recent Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues ($)	Company Underwritten Cash Flow Statement
Second Most Recent Expenses ($)	Company Underwritten Cash Flow Statement
Second Most Recent NOI ($)	Company Underwritten Cash Flow Statement
Second Most Recent NCF ($)	Company Underwritten Cash Flow Statement
Most Recent Period	Company Underwritten Cash Flow Statement
Most Recent Revenues ($)	Company Underwritten Cash Flow Statement
Most Recent Expenses ($)	Company Underwritten Cash Flow Statement
Most Recent NOI ($)	Company Underwritten Cash Flow Statement
Most Recent NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Cross Collateralized and Cross Defaulted Loan Flag	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy/Promissory Note
Recourse	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Sponsor	Guaranties
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extensions	Ground Lease
Lockbox Type	Promissory Note/Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Promissory Note/Loan Agreement/Cash Management Agreement
Cash Management Type	Promissory Note/Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Initial) ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement

Attribute	Source Document(s)
Environmental Escrow (Initial) ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Environmental Escrow (Cut-off Date) ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Initial)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Cut-off Date)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Monthly)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Tax Escrow Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Initial)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Cut-off Date)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Monthly)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Insurance Escrow Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Initial)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Monthly)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Replacement Reserve Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
TI/LC Reserve (Initial)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
TI/LC Reserve (Cut-off Date)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
TI/LC Reserve (Monthly)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement

Attribute	Source Document(s)
Springing TI/LC Reserve Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserves (Initial)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserves (Monthly)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserves 2 (Initial)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserves 2 (Monthly)($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Required (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement/Operating Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Max Number of TICs	Promissory Note/Loan Agreement/Deed of Trust
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document(s)
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Post Closing Agreement
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Square Feet	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Square Feet	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Square Feet	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Square Feet	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Square Feet	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Permitted Future Debt Type	Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt Type	Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt Cut-off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt/Mezz Loan Spread %	Promissory Note/Loan Agreement/Deed of Trust

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodologies
Annual Debt Service Payment (Interest-only) ($)	For Mortgage Assets which have Amortization Type as Interest Only, Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($)
Annual Debt Service Payment (P&I) ($)

For Mortgage Assets which have Amortization Type as Amortizing, Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($), plus amortization as specified in the Loan Agreement

For Mortgage Assets which have Amortization Type as Interest Only, Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($)

Annual Debt Service Payment (Cap)	For Mortgage Assets which have Amortization Type as Interest Only, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance ($)
Maximum Future Funding Participation Commitment ($)	Mortgage Loan Cut-off Date Commitment ($) minus Mortgage Asset Origination Date Funded Amount ($)
Future Funding Participation Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Commitment ($) minus Mortgage Asset Cut-off Date Balance ($)
% of Mortgage Asset Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Cut-off Date Balance ($) of all Mortgage Assets
Mortgage Loan Balloon Payment ($)	For Mortgage Assets which have Amortization Type as Interest Only, the amount equal to the Mortgage Loan Cut-off Date Commitment ($)
Mortgage Asset Cut-off Date Balance / Unit ($)	The sum of the Mortgage Asset Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Cut-off Date Commitment / Unit ($)	Mortgage Loan Cut-off Date Commitment ($) divided by Number of Units
Mortgage Loan Balloon Payment / Unit ($)	For Mortgage Assets which have Amortization Type as Interest Only, Mortgage Loan Balloon Payment ($) divided by Number of Units
Loan Term (Initial)	Number of payments between and including the First Payment Date and the Initial Maturity Date

Attribute	Calculation Methodologies
Loan Term (Remaining)	Initial Loan Term (Original) minus Seasoning (months)
Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Rate Floor	The sum of the Mortgage Asset Gross Margin and the LIBOR Floor
Mortgage Loan Rate Cap	The sum of the LIBOR Cap and the Mortgage Asset Gross Margin
Cut-off Date Mortgage Rate	The sum of the Mortgage Asset Gross Margin and Assumed LIBOR rounded by the respective LIBOR rounding methodology subject to (i) the Mortgage Loan Rate Floor and (ii) the Mortgage Loan Rate Cap
Initial IO Period	For Mortgage Assets which have Amortization Type as Interest Only, number of payments between and including the First Payment Date and Initial Maturity Date
IO Period through Extended Loan Terms	For Mortgage Assets which have Amortization Type as Interest Only, number of payments between and including the First Payment Date and Fully Extended Maturity Date
Mortgage Asset Cut-off Date Balance As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance divided by As- Is Appraised Value ($)
Mortgage Loan Cut-off Date Commitment Stabilized LTV Ratio	Mortgage Loan Cut-off Date Commitment ($) divided by Stabilized Appraised Value ($)
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value ($)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI ($) divided by Annual Debt Service Payment (Interest-only) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF ($) divided by Annual Debt Service Payment (Interest-only) ($)

Attribute	Calculation Methodologies
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI ($) divided the Mortgage Asset Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF ($) divided the Mortgage Asset Cut-off Date Balance ($)
Mortgage Asset Cut-off Date Balance Underwritten NOI DSCR (x)	Underwritten NOI ($) divided by Annual Debt Service Payment (Interest-only) ($)
Mortgage Asset Cut-off Date Balance Underwritten NCF DSCR (x)	Underwritten NCF ($) divided by Annual Debt Service Payment (Interest-only) ($)
Mortgage Asset Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided the Mortgage Asset Cut-off Date Balance ($)
Mortgage Asset Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided the Mortgage Asset Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Commitment Underwritten Stabilized NOI DSCR (x)	Underwritten Stabilized NOI ($) divided by the product of (i) Cut-off Date Mortgage Rate, (ii) Mortgage Loan Cut-off Date Commitment ($), and Interest Accrual Basis
Mortgage Loan Cut-off Date Commitment Underwritten Stabilized NCF DSCR (x)	Underwritten Stabilized NCF ($) divided by the product of (i) Cut-off Date Mortgage Rate, (ii) Mortgage Loan Cut-off Date Commitment ($), and (iii) Interest Accrual Basis
Mortgage Loan Cut-off Date Commitment Underwritten Stabilized NOI Debt Yield (%)	Underwritten Stabilized NOI ($) divided by the Mortgage Loan Cut-off Date Commitment ($)
Mortgage Loan Cut-off Date Commitment Underwritten Stabilized NCF Debt Yield (%)	Underwritten Stabilized NCF ($) divided by the Mortgage Loan Cut-off Date Commitment ($)
Mortgage Loan Cut-off Date Commitment Appraisal Stabilized NOI DSCR (x)	Appraisal Stabilized NOI ($) divided by the product of (i) Cut-off Date Mortgage Rate, (ii) Mortgage Loan Cut-off Date Commitment ($), and (iii) Interest Accrual Basis
Mortgage Loan Cut-off Date Commitment Appraisal Stabilized NCF DSCR (x)	Appraisal Stabilized NCF ($) divided by the product of (i) Cut-off Date Mortgage Rate, (ii) Mortgage Loan Cut-off Date Commitment ($), and (iii) Interest Accrual Basis
Mortgage Loan Cut-off Date Commitment Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the Mortgage Loan Cut-off Date Commitment ($)
Mortgage Loan Cut-off Date Commitment Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by the Mortgage Loan Cut-off Date Commitment ($)

Attribute	Calculation Methodologies
Mortgage Asset Total Debt Cut-off Date Balance ($)	Sum of Mortgage Asset Cut-off Date Balance ($) and Subordinate Debt Cut-off Date Balance ($)
Cut-off Date Total Debt As-Is LTV	Mortgage Asset Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Cut-off Date Total Debt Ann Debt Service ($)	Sum of Annual Debt Service Payment (Interest-only) ($) and annual subordinate debt/mezz debt service payment calculated per the respective Loan agreement
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF ($) divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Mortgage Assets Gatehall IV, and Idylwood MHC were not closed as of the date of this report. Therefore, we were not provided the Loan Files. Therefore, we were instructed by the Company to assume such “Compared Attributes” and “Recomputed Attributes” relating to these Mortgage Assets are accurate and not to perform any procedure.

C-1